Note 11. Stockholders' Equity (Details) - Schedule of Debt Conversions (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 18, 2014	Dec. 12, 2014	Dec. 11, 2014	Dec. 09, 2014	Nov. 26, 2014	Nov. 06, 2014	Nov. 04, 2014	Oct. 21, 2014	Oct. 10, 2014	Sep. 26, 2014	Jan. 30, 2014	Jan. 27, 2014	Jan. 14, 2014
Debt Conversion [Line Items]
Convertible Note Payable, Principal and Interest Converted	$ 63,350	$ 486,202
Convertible Debt [Member]
Debt Conversion [Line Items]
Convertible Note Payable, Principal and Interest Converted	$ 63,350		$ 250	$ 250	$ 260	$ 250	$ 460	$ 440	$ 420	$ 340	$ 340	$ 170	$ 20,000	$ 20,000	$ 20,000
Convertible Note Payable, Common Stock Issued upon Conversion	278,000		25,000	25,000	26,000	25,000	46,000	22,000	21,000	17,000	17,000	17,000	6,667	6,667	6,666